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                                                         Principal Life
                                                         Insurance Company



April 30, 2007


Ms. Rebecca Marquigny
Securities and Exchange Commission
Office of Insurance Products
450 Fifth Street NW
Room 5206
Washington, DC  20549-0506



Re:      Principal Life Insurance Company
         Post-effective Amendment A, filed 2007-03-02
         File No. 333-81714
         Response to Staff Comments


Dear Ms. Marquigny:


This Memorandum sets forth Principal Life's responses to your April 12, 2007 comments on the above-referenced post-effective amendment (the "Amendment"). We have accepted your comments in full and today are filing our revised Amendment, which reflects those comments as well as some additional changes described herein:

1. As you requested, we have modified the SUMMARY: FEE TABLES section as follows: .

          o The introductory paragraph to the SUMMARY: FEE TABLES now includes the description of all of the required tables, instead of positioning the description to immediately precede each required table.

          o All footnotes have been re-positioned to the end of the required tables

          o The tables have been revised so that the maximum charge is always placed first and the terms "guaranteed" or "guaranteed maximum" now read "maximum" only.

          o The characteristics of the Representative Insured immediately follow in parenthesis, rather than in a footnote.

          o Transaction Fee has new wording to clarify Transaction Fee for Unscheduled Transfer. Also the Transaction Fee Amount has been changed to "the lesser of $25 or 2% of the amount surrendered". o Transfer Fee has new wording to clarify Transfer Fee for Unscheduled Transfer.

          o The When Charge is Deducted boxes for Sales Charge and for Taxes (federal, state and local) have been changed and now specify that the charge is deducted "upon receipt of premium"

          o The Sales Charge footnote now simply refers the reader to the CHARGES AND DEDUCTIONS section for details rather than including the detailed information about Charges and Deductions in a footnote to the table.

          o The Supplemental Benefit Rider section is moved to directly follow the Cost of Insurance section of the Periodic Charges table. Also, we have added clarifying language: Supplemental Benefit Rider (Cost of Supplemental Insurance) and now state the charge is per $1,000 of net amount at risk.

          o The Asset Based Charge section is expanded to include the maximum as well as the current charge and, via footnote, refers the reader to the GLOSSARY for the definition of "net amount at risk".

          o The Policy Loan section has been revised to delete the maximum policy loan charge and to insert in lieu "Net Policy Loan Charge" and followed by the maximum and the current charges.

          o As you requested, we footnoted the Annual Underlying Mutual Fund Operating Expense heading to reference contractual waivers regarding underlying mutual fund expenses. For your reference, however, neither fund shown in the minimum and maximum boxes has contractual waivers.

          o Thank you for reminding us that the Underlying Mutual Funds table is no longer required. For a variety of reasons, we have decided to continue to use this table. We have revised the introduction to indicate that the data in the table is from each fund's current prospectus. This section also has a new column for the Acquired Fund Fees and Expenses and, where applicable, includes those amounts in the Total Gross Expenses and Contractual Net Expenses columns.

2. Voting Rights: as you requested, we disclosed that there is no quorum/required minimum number of votes and for that reason a small number of votes may have a disproportionate effect.

3. CHARGES AND DEDUCTIONS: As you requested, we have revised this section so that there is a separate heading with related text for each Charge line item shown on the FEE TABLES. Where there have been clarifications/corrections/revisions to the FEE TABLES, the corresponding text in CHARGES AND DEDUCTIONS section has been conformed.

4. Enhanced Cash Surrender Value Rider: As you requested, we provided additional information regarding this rider purpose and that it has no value unless or until the Policy is surrendered in full.


5. Right to Exchange Policy section: As you suggested, we have revised to state up-front that this exchange is to a fixed policy only and is not related to our existing Exchange Offer described in detail in an appendix.


6. PREMIUMS: As you requested, we added a new paragraph regarding minimum premiums under the "Premium Limitation" section.


7. As you requested, in the IRS Definition of Life Insurance section, we have deleted "discounted" prior to the term "net amount at risk".


8. Partial Surrender: This section has been corrected to specify that the pertinent transaction fee is the lesser of $25 or 2% of the amount surrendered. As you requested, we have added a sentence to the effect that partial surrenders will negatively affect the death benefit and the Death Benefit Guarantee rider, if applicable.

9. In the GENERAL PROVISIONS section, we have taken this opportunity to expand our disclosures as follows: o We have moved the Special Purchase Plans heading and text from the SAI to this section to ensure easier access to this information.

o The new Distribution of the Policy section provides information about the Company's distribution arrangements and commissions.

o The new Payments to Financial Intermediaries provides expanded information regarding additional payments, such as marketing allowances, expense reimbursements, etc., and discloses how the selling representative's interests may differ from the purchaser's interests.
              The new Service Arrangements and Compensation section provides expanded information about payments that the Company and/or Distributor may receive from the underlying mutual funds and the fact that such payments may influence the Company when selecting funds.

10. Thank you for pointing out that the SEC address and telephone numbers needed to be updated on the back cover page. We have made those changes.


11. We have stated the advisor as well as sub-advisor, where applicable, for funds included in the TABLE OF SEPARATE ACCOUNT DIVISIONS section.

12. PART C:
o Item 27: Exhibits - We have footnoted the exhibits to specifically reference the file number and date. o Item 29: Persons controlled by or Under Common Control with Registrant has been updated. o Item 30: Indemnification - this section has new text.
o New powers of attorney are being provided, per your request.


I believe the changes noted herein are responsive to your comments as well as add new disclosures as indicated above. Thank you for your assistance in this filing.

Sincerely yours,

/s/Sarah Pitts

Sarah Pitts
Counsel
515-248-3259